ORGANIZATION AND OPERATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization And Operation [Abstract]
Nature of Operations [Text Block]

NOTE 1. ORGANIZATION AND OPERATION

Reven Housing REIT, Inc. is a Maryland corporation (Reven Housing REIT, Inc., along with its wholly-owned subsidiaries, are also referred to herein collectively as the “Company”) which acquires portfolios of occupied and rented single family homes throughout the United States with the objective of receiving income from rental property activity and future profits from the sale of rental property at appreciated values. As of September 30, 2015, the Company owned 473 single family homes in the Houston, Jacksonville, Memphis and Atlanta metropolitan areas.

NOTE 1. ORGANIZATION AND OPERATION

Reven Housing REIT, Inc. was initially incorporated in the State of Colorado and then converted to a Maryland corporation on April 1, 2014 (Reven Housing REIT, Inc., along with its subsidiaries, are also referred to herein collectively as the (“Company”). The Company acquires portfolios of occupied and rented single family homes throughout the United States with the objective of receiving income from rental property activity and future profits from the sale of rental property at appreciated values.
As of December 31, 2014 the Company owned 395 single family homes in the Houston, Jacksonville, Memphis and Atlanta metropolitan areas.
Restatement of Prior Period Consolidated Financial Statements
In connection with preparing the annual financial information presented in this report, prior period errors were identified which affected the annual period ended December 31, 2013. These errors occurred in the Company’s accounting for the acquisition of certain real property portfolios of single family homes included in investment in real estate and involve acquisition costs that were improperly capitalized, and the reallocation of acquisition values from building and improvements to lease origination costs. These errors require the Company to restate previously reported financial results. The effects of these prior period errors in the consolidated financial statements are as follows:

	December 31, 2013
	As Restated	As previously Reported	Adjustment
Consolidated Balance Sheet
Buildings and improvements	$9,685,361	$10,064,626	$(379,265)
Accumulated depreciation	$(73,950)	$(76,200)	$2,250
Investment in real estate, net	$12,125,420	$12,502,435	$(377,015)
Lease origination costs	$75,038	$—	$75,038
Total Assets	$14,531,149	$14,833,126	$(301,977)
Accumulated deficit	$(2,014,056)	$(1,712,079)	$(301,977)
Total Stockholders’ Equity	$14,026,985	$14,328,962	$(301,977)
Total Liabilities and Stockholders’ Equity	$14,531,149	$14,833,126	$(301,977)
Consolidated Statement of Operations
Real estate acquisition costs	$279,965	$—	$279,965
Depreciation and amortization	$96,812	$74,800	$22,012
Total operating expenses	$1,714,940	$1,412,963	$301,977
Net loss	$(1,372,697)	$(1,070,720)	$(301,977)
Net loss per share	$(1.03)	$(0.80)	$(0.23)
Consolidated Statement of Cash Flows
Net loss	$(1,372,697)	$(1,070,720)	$(301,977)
Depreciation and amortization	$96,812	$74,800	$22,012
Net cash used in operating activities	$(767,899)	$(336,806)	$(431,093)
Acquisitions of investments in real estate	$(11,855,960)	$(12,235,225)	$379,265
Lease origination costs	$(99,300)	$—	$(99,300)
Net cash used in investing activities	$(11,955,260)	$(12,386,353)	$431,093